TAXATION (Details 2) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended											36 Months Ended	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2010 CNY	Dec. 31, 2007 Hong Kong	Dec. 31, 2012 PRC CNY	Dec. 31, 2011 PRC USD ($)	Dec. 31, 2011 PRC CNY	Dec. 31, 2010 PRC USD ($)	Dec. 31, 2010 PRC CNY	Dec. 31, 2012 PRC Ambow Online	Dec. 31, 2012 PRC Ambow Online	Dec. 31, 2012 PRC Minimum	Dec. 31, 2012 PRC Maximum
Income taxes
Income tax rate (as a percent)					16.50%
Favorable tax rate for a High and New Technology Enterprise (as a percent)						15.00%
Transition period for the entities enjoying favorable income tax rate						5 years
Income tax rate to be gradually changed to at the end of the transition period (as a percent)						25.00%
Withholding income tax on dividends distributed by an FIE to its immediate holding company outside China (as a percent)						10.00%
Lower withholding income tax on dividends distributed by an FIE to its immediate holding company registered in Hong Kong or other jurisdiction that have a tax treaty or arrangement with China (as a percent)						5.00%
Percentage of tax deduction												50.00%
Applicable tax rate (as a percent)	3.00%	3.00%	22.00%	18.00%								12.50%
Preferential tax rate (as a percent)											15.00%
Income tax rate (as a percent)	25.00%	25.00%	25.00%	25.00%							25.00%
Income tax rate for schools in certain cities registered as requiring reasonable returns (as a percent)						25.00%							1.75%	4.00%
Current:
Provision for income tax expenses (benefits)						58,218		55,249		51,812
Deferred:
Provision for income tax expenses (benefits)						(116,986)		(16,408)		(13,962)
Provision for income tax expenses (benefits)	(9,433)	(58,768)	38,841	37,850		(58,768)		38,841		37,850
Aggregate amount and per share effect of the tax holiday
The aggregate amount of tax holidays							$ (59,580)		$ (28,285)
The aggregate effect on basic net income per share (in dollars per share)								(0.42)		(0.33)
The aggregate effect on diluted net income per share (in dollars per share)								(0.40)		(0.25)